Organization and Description of Business (Details)							1 Months Ended																6 Months Ended		12 Months Ended
	Jan. 10, 2020	Jan. 10, 2020	Mar. 31, 2016	Sep. 11, 2013 USD ($) $ / shares $ / item shares	Sep. 11, 2013 CNY (¥)	Apr. 14, 2009	Dec. 22, 2020	Sep. 29, 2019	Dec. 29, 2018	Mar. 31, 2016	Mar. 24, 2014	Jul. 31, 2013 USD ($)	Jul. 19, 2013	Jun. 25, 2013	Jun. 15, 2013 USD ($)	Jun. 15, 2013 CNY (¥)	Mar. 30, 2013 USD ($)	Mar. 30, 2013 CNY (¥)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Jun. 29, 2010 USD ($)	Jun. 29, 2010 CNY (¥)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 27, 2021 $ / shares shares	Jan. 04, 2019 USD ($)	Jan. 04, 2019 CNY (¥)	Apr. 28, 2016 CNY (¥)	Sep. 11, 2013 CNY (¥) $ / item shares
Organization and Description of Business (Details) [Line Items]
Amount of ownership interest												$ 1,290,000			$ 1,290,000	¥ 8,000,000
Minimum lease payments | ¥																														¥ 0.30
Lease period																			11 years	11 years
Percentage of amount initial capital contribution													10.00%
Description of business agreement																							The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 8 for detail).	The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 8 for detail).	The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 9 for detail).
Cooperative agreement, description													Upon completion of the Tianyu Project, Zhonghong will charge Tianyu an energy saving fee of RMB 0.534 ($0.087) per kilowatt hour (excluding tax). The term of the Tianyu Agreement is 20 years. The construction of the Xuzhou Tian’an Project is anticipated to be completed by the second quarter of 2020.
Transfer agreement																												$ 17,520,000	¥ 120,000,000
Description of waste heat power generation energy management cooperative agreement			As consideration for the transfer of the Project, Zhongtai agreed to pay to Xi’an TCH RMB 167,360,000 ($25.77 million) including (i) RMB 152,360,000 ($23.46 million) for the construction of the Project; and (ii) RMB 15,000,000 ($2.31 million) as payment for partial loan interest accrued during the construction period. Those amounts have been, or will be, paid by Zhongtai to Xi’an TCH according to the following schedule: (a) RMB 50,000,000 ($7.70 million) was to be paid within 20 business days after the Transfer Agreement was signed; (b) RMB 30,000,000 ($4.32 million) was to be paid within 20 business days after the Project was completed, but no later than July 30, 2016; and (c) RMB 87,360,000 ($13.45 million) was to be paid no later than July 30, 2017. Xuzhou Taifa Special Steel Technology Co., Ltd. (“Xuzhou Taifa”) guaranteed the payments from Zhongtai to Xi’an TCH. The ownership of the Project was conditionally transferred to Zhongtai following the initial payment of RMB 50,000,000 ($7.70 million) by Zhongtai to Xi’an TCH and the full ownership of the Project will be officially transferred to Zhongtai after it completes all payments pursuant to the Transfer Agreement. The Company recorded a $2.82 million loss from this transaction in 2016. In 2016, Xi’an TCH had received the first payment of $7.70 million and the second payment of $4.32 million. However, the Company received a repayment commitment letter from Zhongtai on February 23, 2018, in which Zhongtai committed to pay the remaining payment of RMB 87,360,000 ($13.45 million) no later than the end of July 2018; in July 2018, Zhongtai and the Company reached a further oral agreement to extend the repayment term of RMB 87,360,000 ($13.45 million) by another two to three months. In January 2020, Zhongtai paid RMB 10 million ($1.41 million); in March 2020, Zhongtai paid RMB 20 million ($2.82 million); in June 2020, Zhongtai paid RMB 10 million ($1.41 million); and in December 2020, Zhongtai paid RMB 30 million ($4.28 million), which was payment in full. Accordingly, the Company reversed the bad debt expense of $5.80 million which had been recorded earlier.Formation of Zhongxun On March 24, 2014, Xi’an TCH incorporated a subsidiary, Zhongxun Energy Investment (Beijing) Co., Ltd. (“Zhongxun”) with registered capital of $5,695,502 (RMB 35,000,000), which must be contributed before October 1, 2028. Zhongxun is 100% owned by Xi’an TCH and will be mainly engaged in project investment, investment management, economic information consulting, and technical services. Zhongxun has not yet commenced operations nor has any capital contribution been made as of the date of this report. Formation of Yinghua On February 11, 2015, the Company incorporated a subsidiary, Shanghai Yinghua Financial Leasing Co., Ltd. (“Yinghua”) with registered capital of $30,000,000, to be paid within 10 years from the date the business license is issued. Yinghua is 100% owned by the Company and will be mainly engaged in financial leasing, purchase of financial leasing assets, disposal and repair of financial leasing assets, consulting and ensuring of financial leasing transactions, and related factoring business. Yinghua has not yet commenced operations nor has any capital contribution been made as of the date of this report. Reverse Stock Split On April 13, 2020, the Company filed a certificate of change (“Certificate of Change”) with the Secretary of State of the State of Nevada, pursuant to which, on April 13, 2020, the Company effected a reverse stock split of its Common Stock, at a rate of 1-for-10, accompanied by a corresponding decrease in the Company’s issued and outstanding shares of Common Stock (the “Reverse Stock Split”). The accompanying consolidated financial statements and related disclosure in for periods prior to the Reverse Stock Split have been retroactively restated to reflect this reverse stock split. Other Events In December 2019, a novel strain of coronavirus (COVID-19) was reported in and the World Health Organization has declared the outbreak to constitute a “Public Health Emergency of International Concern.” This pandemic, which continues to spread to additional countries, and is disrupting supply chains and affecting production and sales across a range of industries as a result of quarantines, facility closures, and travel and logistics restrictions in connection with the outbreak. However, as a result of PRC government’s effort on disease control, most cities in China were reopened, the outbreak in China is under the control. The Company disposed all of its systems and currently holds only five power generating systems through Erdos TCH, the Company initially expected to resume production of these five power generating systems in July 2020 from the renovation and furnace safety upgrade, but the resumption of operations was further delayed due to government’s request for Erdos’ production line rectification for lowering its energy consumption per unit of GDP; the Company expects the resumption date to be July 2021. As of this report date, there are some new Covid-19 cases discovered in a few provinces of China, however, the number of new cases is not significant due to PRC government’s strict control. On December 22, 2020, Shanghai TCH entered into an Equity Acquisition Agreement with Xi’an Taiying Energy Saving Technology Co., Ltd.							As consideration for the transfer of the Project, Zhongtai agreed to pay to Xi’an TCH RMB 167,360,000 ($25.77 million) including (i) RMB 152,360,000 ($23.46 million) for the construction of the Project; and (ii) RMB 15,000,000 ($2.31 million) as payment for partial loan interest accrued during the construction period. Those amounts have been, or will be, paid by Zhongtai to Xi’an TCH according to the following schedule: (a) RMB 50,000,000 ($7.70 million) was to be paid within 20 business days after the Transfer Agreement was signed; (b) RMB 30,000,000 ($4.32 million) was to be paid within 20 business days after the Project was completed, but no later than July 30, 2016; and (c) RMB 87,360,000 ($13.45 million) was to be paid no later than July 30, 2017. Xuzhou Taifa Special Steel Technology Co., Ltd. (“Xuzhou Taifa”) guaranteed the payments from Zhongtai to Xi’an TCH. The ownership of the Project was conditionally transferred to Zhongtai following the initial payment of RMB 50,000,000 ($7.70 million) by Zhongtai to Xi’an TCH and the full ownership of the Project will be officially transferred to Zhongtai after it completes all payments pursuant to the Transfer Agreement. In 2016, Xi’an TCH had received the first payment of $7.70 million and the second payment of $4.32 million. However, the Company received a repayment commitment letter from Zhongtai on February 23, 2018, in which Zhongtai committed to pay the remaining payment of RMB 87,360,000 ($13.45 million) no later than the end of July 2018; in July 2018, Zhongtai and the Company reached a further oral agreement to extend the repayment term of RMB 87,360,000 ($13.45 million) by another two to three months. In January 2020, Zhongtai paid RMB 10 million ($1.41 million); in March 2020, Zhongtai paid RMB 20 million ($2.82 million); in June 2020, Zhongtai paid RMB 10 million ($1.41 million); and in December 2020, Zhongtai paid RMB 30 million ($4.28 million), which was payment in full. Accordingly, the Company reversed the bad debt expense of $5.80 million in 2020 which had been recorded earlier.Formation of Zhongxun On March 24, 2014, Xi’an TCH incorporated a subsidiary, Zhongxun Energy Investment (Beijing) Co., Ltd. (“Zhongxun”) with registered capital of $5,695,502 (RMB 35,000,000), which must be contributed before October 1, 2028. Zhongxun is 100% owned by Xi’an TCH and will be mainly engaged in project investment, investment management, economic information consulting, and technical services. Zhongxun has not yet commenced operations nor has any capital contribution been made as of the date of this report. Formation of Yinghua On February 11, 2015, the Company incorporated a subsidiary, Shanghai Yinghua Financial Leasing Co., Ltd. (“Yinghua”) with registered capital of $30,000,000, to be paid within 10 years from the date the business license is issued. Yinghua is 100% owned by the Company and will be mainly engaged in financial leasing, purchase of financial leasing assets, disposal and repair of financial leasing assets, consulting and ensuring of financial leasing transactions, and related factoring business. Yinghua has not yet commenced operations nor has any capital contribution been made as of the date of this report. Reverse Stock Split On April 13, 2020, the Company filed a certificate of change (“Certificate of Change”) with the Secretary of State of the State of Nevada, pursuant to which, on April 13, 2020, the Company effected a reverse stock split of its Common Stock, at a rate of 1-for-10, accompanied by a corresponding decrease in the Company’s issued and outstanding shares of Common Stock (the “Reverse Stock Split”). The accompanying consolidated financial statements and related disclosure in for periods prior to the Reverse Stock Split have been retroactively restated to reflect this reverse stock split. Other Events In December 2019, a novel strain of coronavirus (COVID-19) was reported and the World Health Organization has declared the outbreak to constitute a “Public Health Emergency of International Concern.” This pandemic, which continues to spread to additional countries, and is disrupting supply chains and affecting production and sales across a range of industries as a result of quarantines, facility closures, and travel and logistics restrictions in connection with the outbreak. However, as a result of PRC government’s effort on disease control, most cities in China were reopened, the outbreak in China is under the control. As of this report date, there are some new Covid-19 cases discovered in a few provinces of China, however, the number of new cases is not significant due to PRC government’s strict control. On December 22, 2020, Shanghai TCH entered into an Equity Acquisition Agreement with Xi’an Taiying Energy Saving Technology Co., Ltd.
Leases, description							The purchase price for said shares shall consist of (i) 619,525 shares of common stock at an issuance price of $4.37 per share, (ii) 60,000,000 shares of Series A convertible stock and (iii) a cash payment of RMB 1,617,867,026 (approximately $247 million at a conversion rate of 1:6.55). The shares shall be issued within 15 business days after approval by the Board of Directors and/or shareholders of the Company and Nasdaq approval and the cash shall be paid in three tranches – RMB 390 million (approximately $59.5 million) within 10 days after the agreement is executed, RMB 300 million (approximately $45.8 million) by March 31, 2021 and RMB 927,867,026 (approximately $141.7 million) within 10 days after the shares of Xi’an Taiying are registered to Buyer.
Common stock, shares authorized																							10,000,000		10,000,000	10,000,000
Common stock, par value | $ / shares																							$ 0.001		$ 0.001	$ 0.001
Common stock issuable for power generation systems				87,666																											87,666
Reverse stock split of common stock per share | $ / item				0.001																											0.001
Lease amount per month				$ 630,000	¥ 3,800,000
Description of register captial											On March 24, 2014, Xi’an TCH incorporated a subsidiary, Zhongxun Energy Investment (Beijing) Co., Ltd. (“Zhongxun”) with registered capital of $5,695,502 (RMB 35,000,000), which must be contributed before October 1, 2028. Zhongxun is 100% owned by Xi’an TCH and will be mainly engaged in project investment, investment management, economic information consulting, and technical services. Zhongxun has not yet commenced operations nor has any capital contribution been made as of the date of this report. Formation of Yinghua On February 11, 2015, the Company incorporated a subsidiary, Shanghai Yinghua Financial Leasing Co., Ltd. (“Yinghua”) with registered capital of $30,000,000, to be paid within 10 years from the date the business license is issued. Yinghua is 100% owned by the Company and will be mainly engaged in financial leasing, purchase of financial leasing assets, disposal and repair of financial leasing assets, consulting and ensuring of financial leasing transactions, and related factoring business. Yinghua has not yet commenced operations nor has any capital contribution been made as of the date of this report. Reverse Stock Split On April 13, 2020, the Company filed a certificate of change (“Certificate of Change”) with the Secretary of State of the State of Nevada, pursuant to which, on April 13, 2020, the Company effected a reverse stock split of its Common Stock, at a rate of 1-for-10, accompanied by a corresponding decrease in the Company’s issued and outstanding shares of Common Stock (the “Reverse Stock Split”). The accompanying consolidated financial statements and related disclosure in for periods prior to the Reverse Stock Split have been retroactively restated to reflect this reverse stock split. Other Events In December 2019, a novel strain of coronavirus (COVID-19) was reported in and the World Health Organization has declared the outbreak to constitute a “Public Health Emergency of International Concern.” This pandemic, which continues to spread to additional countries, and is disrupting supply chains and affecting production and sales across a range of industries as a result of quarantines, facility closures, and travel and logistics restrictions in connection with the outbreak. However, as a result of PRC government’s effort on disease control, most cities in China were reopened, the outbreak in China is under the control. The Company disposed all of its systems and currently holds only five power generating systems through Erdos TCH, the Company initially expected to resume production of these five power generating systems in July 2020 from the renovation and furnace safety upgrade, but the resumption of operations was further delayed due to government’s request for Erdos’ production line rectification for lowering its energy consumption per unit of GDP; the Company expects the resumption date to be July 2021. As of this report date, there are some new Covid-19 cases discovered in a few provinces of China, however, the number of new cases is not significant due to PRC government’s strict control. On December 22, 2020, Shanghai TCH entered into an Equity Acquisition Agreement with Xi’an Taiying Energy Saving Technology Co., Ltd.
Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Common stock, par value | $ / shares																											$ 0.001
Zhonghong [Member]
Organization and Description of Business (Details) [Line Items]
Loss from the transfer | $																										$ 208,359
Percentage of amount initial capital contribution													90.00%
DaTong Recycling Energy [Member]
Organization and Description of Business (Details) [Line Items]
Maturity term						20 years
Ownership percentage																							30.00%	30.00%	30.00%
Erdos Metallurgy Company Limited [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage						7.00%									7.00%	7.00%
Xian Tch [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage						93.00%
Leasing fees																		¥ 1,500,000					$ 286,000	¥ 1,800,000
Ownership, Description									On June 15, 2013, Xi’an TCH and Erdos entered into a share transfer agreement, pursuant to which Erdos sold its 7% ownership interest in the JV to Xi’an TCH for $1.29 million (RMB 8 million), plus certain accumulated profits as described below.
Leases, description								Pursuant to the Termination Agreement, the parties agreed that: (i) Pucheng shall pay outstanding lease fees of RMB 97.6 million ($14 million) owed as of December 31, 2018 to Xi’an TCH before January 15, 2020; (ii) Xi’an TCH will waive the lease fees owed after January 1, 2019; (iii) Xi’an TCH will not return RMB 3.8 million ($542,857) in cash deposits paid by Pucheng; (iv) Xi’an TCH will transfer the Project to Pucheng at no additional cost after receiving RMB 97.6 million ($14 million) from Pucheng, and the original lease agreement between the parties will be formally terminated; and (v) if Pucheng fails to pay off RMB 97.6 million ($14 million) to Xi’an TCH before January 15, 2020, Xi’an TCH will still hold ownership of the Project and the original lease agreement shall still be valid. The Company recorded $2.67 million bad debt expense for Pucheng during the year ended December 31, 2019. Xi’an TCH received RMB 97.6 million ($14 million) in full on January 14, 2020 and the ownership of the system was transferred.
Erdos TCH [Member]
Organization and Description of Business (Details) [Line Items]
Amount of ownership interest															$ 1,290,000	¥ 8,000,000
Leases, description																							During this period, Erdos will compensate Erdos TCH RMB 1 million ($145,460) per month, until operations resume.	During this period, Erdos will compensate Erdos TCH RMB 1 million ($145,460) per month, until operations resume.	During this period, Erdos will compensate Erdos TCH RMB 1 million ($145,460) per month, until operations resume.
Da Tang Shi Dai [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage																							30.00%	30.00%	30.00%
TianYu XuZhou Recycling Energy [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage																							40.00%	40.00%	40.00%
Xi'an Huaxin New Energy Co., Ltd [Member]
Organization and Description of Business (Details) [Line Items]
Repayment of loan																							47,150,000		47,150,000
Xi'an Zhonghong New Energy Technology Co [Member]
Organization and Description of Business (Details) [Line Items]
Ownership, Description													Zhonghong is engaged to provide energy saving solution and services, including constructing, selling and leasing energy saving systems and equipment to customers. On December 29, 2018, Shanghai TCH entered into a Share Transfer Agreement with HYREF, pursuant to which HYREF transferred its 10% ownership in Zhonghong to Shanghai TCH for RMB 3 million ($0.44 million). The transfer was completed on January 22, 2019. The Company owns 100% of Xi’an Zhonghong after the transaction.
Hongyuan Huifu Venture Capital Co. Ltd [Member]
Organization and Description of Business (Details) [Line Items]
Description of business agreement									pursuant to which Xi’an Zhonghong transferred Chengli CDQ WHPG station (‘the Station”) as the repayment for the loan of RMB 188,639,400 ($27.54 million) to HYREF. Xi’an Zhonghong, Xi’an TCH, Guohua Ku and Chonggong Bai also agreed to a Buy Back Agreement for the Station when certain conditions are met (see Note 8). The transfer of the Station was completed on January 22, 2019, at which time the Company recorded a $624,133 loss from this transfer.
Transfer Agreement, description	Zhonghong, Tianyu and Huaxin signed a transfer agreement to transfer all assets under construction and related rights and interests of Xuzhou Tian’an Project to Tianyu for RMB 170 million including VAT ($24.37 million) in three installment payments. The 1st installment payment of RMB 50 million ($7.17 million) to be paid within 20 working days after the contract is signed. The 2nd installment payment of RMB 50 million ($7.34 million) is to be paid within 20 working days after completion of the project construction but no later than July 31, 2020. The final installment payment of RMB 70 million ($10.28 million) is to be paid before December 31, 2020. The Company received the payment in full for Tian’an Project as of December 31, 2020.	Zhonghong, Tianyu and Huaxin signed a transfer agreement to transfer all assets under construction and related rights and interests of Xuzhou Tian’an Project to Tianyu for RMB 170 million including VAT ($24.37 million) in three installment payments. The 1st installment payment of RMB 50 million ($7.17 million) to be paid within 20 working days after the contract is signed. The 2nd installment payment of RMB 50 million ($7.34 million) is to be paid within 20 working days after completion of the project construction but no later than July 31, 2020. The final installment payment of RMB 70 million ($10.28 million) is to be paid before December 31, 2020. The Company received the payment in full for Tian’an Project as of December 31, 2020.
Initial capital contribution, description														The Pucheng Transfer Agreement provided for the sale by Pucheng to Xi’an TCH of a set of 12 MW BMPG systems with completion of system transformation for RMB 100 million ($16.48 million) in the form of 87,666 shares (post-reverse stock split) of common stock, par value $0.001 per share (the “Common Stock”) of the Company at $187.0 per share (post-reverse stock price). Also on September 11, 2013, Xi’an TCH entered into a BMPG Project Lease Agreement with Pucheng (the “Pucheng Lease”). Under the Pucheng Lease, Xi’an TCH leases this same set of 12 MW BMPG systems to Pucheng, and combined this lease with the lease for the 12 MW BMPG station of Pucheng Phase I project, under a single lease to Pucheng for RMB 3.8 million ($0.63 million) per month (the “Pucheng Phase II Project”). The term for the combined lease is from September 2013 to June 2025. The lease agreement for the 12 MW station from the Pucheng Phase I project terminated upon the effective date of the Pucheng Lease. The ownership of the two 12 MW BMPG systems will transfer to Pucheng at no additional charge when the Pucheng Lease expires. On September 29, 2019, Xi’an TCH entered into a Termination Agreement of the Lease Agreement of the Biomass Power Generation Project (the “Termination Agreement”) with Pucheng. Pursuant to the Termination Agreement, the parties agreed that: (i) Pucheng shall pay outstanding lease fees of RMB 97.6 million ($14 million) owed as of December 31, 2018 to Xi’an TCH before January 15, 2020; (ii) Xi’an TCH will waive the lease fees owed after January 1, 2019; (iii) Xi’an TCH will not return RMB 3.8 million ($542,857) in cash deposits paid by Pucheng; (iv) Xi’an TCH will transfer the Project to Pucheng at no additional cost after receiving RMB 97.6 million ($14 million) from Pucheng, and the original lease agreement between the parties will be formally terminated; and (v) if Pucheng fails to pay off RMB 97.6 million ($14 million) to Xi’an TCH before January 15, 2020, Xi’an TCH will still hold ownership of the Project and the original lease agreement shall still be valid. The Company recorded $2.67 million bad debt expense for Pucheng during the year ended December 31, 2019. Xi’an TCH received RMB 97.6 million ($14 million) in full on January 14, 2020 and the ownership of the system was transferred. Shenqiu Yuneng Biomass Power Generation Projects On September 28, 2011, Xi’an TCH and Shenqiu entered into a BMPG Project Lease Agreement (the “2011 Shenqiu Lease”). Under the 2011 Shenqiu Lease, Xi’an TCH agreed to lease a set of 12 MW BMPG systems to Shenqiu at a monthly rental of $286,000 (RMB 1,800,000) for 11 years. On March 30, 2013, Xi’an TCH and Shenqiu entered into a BMPG Project Lease Agreement (the “2013 Shenqiu Lease”). Under the 2013 Shenqiu Lease, Xi’an TCH agreed to lease the second set of 12 MW BMPG systems to Shenqiu for $239,000 (RMB 1.5 million) per month for 9.5 years. As repayment for a loan made by Xi’an Zhonghong to Beijing Hongyuan Recycling Energy Investment Center, LLP (the “HYREF”) on January 10, 2019 (see further discussion in Note 9); on January 4, 2019, Xi’an Zhonghong, Xi’an TCH, and Mr. Chonggong Bai (or “Mr. Bai”), a resident of China, entered into a Projects Transfer Agreement (the “Agreement”), pursuant to which Xi’an TCH transferred two BMGP in Shenqiu (“Shenqiu Phase I and II Projects”) to Mr. Bai for RMB 127,066,000 ($18.55 million). As consideration for the transfer of the Shenqiu Phase I and II Projects to Mr. Bai (Note 9), Mr. Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng Enterprises Management Consulting Co. Ltd.
Description of business agreements									pursuant to which Xi’an Zhonghong transferred Chengli CDQ WHPG station (“the Station”) as the repayment for the loan of RMB 188,639,400 ($27.54 million) to HYREF. Xi’an Zhonghong, Xi’an TCH, Guohua Ku and Chonggong Bai also agreed to a Buy Back Agreement for the Station when certain conditions are met (see Note 9). The transfer of the Station was completed January 22, 2019, at which time the Company recorded a $624,133 loss from this transfer.
Xi'an TCH Energy Technology Co., Ltd. [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage						93.00%
Biomass Power Generation Project Lease Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Leasing fees																	$ 239,000				$ 279,400	¥ 1,900,000
Sale value of TCH				$ 16,480,000																											¥ 100,000,000
Common stock issuable per share for power generation systems | $ / shares				$ 187.0
Biomass Power Generation Project Lease Agreement [Member] | Xian Tch [Member]
Organization and Description of Business (Details) [Line Items]
Leasing fees | $																	$ 239,000
Biomass Power Generation Project Lease Agreement [Member] | Erdos TCH [Member]
Organization and Description of Business (Details) [Line Items]
Leasing fees | ¥																		¥ 1,500,000
Lease period																	9 years 6 months	9 years 6 months
China Orient Asset Management Co., Ltd [Member] | HYREF Fund [Member]
Organization and Description of Business (Details) [Line Items]
Percentage of amount initial capital contribution													90.00%
Mr. Chonggong Bai [Member]
Organization and Description of Business (Details) [Line Items]
Payment of transfer price																												18,550,000	127,066,000
Minimum [Member] | Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Common stock, shares authorized																											10,000,000
Maximum [Member] | Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Common stock, shares authorized																											100,000,000
Biomass Power Generation Project Lease Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Payment of transfer price																												$ 18,550,000	¥ 127,066,000
Loss from the transfer | $																										$ 208,359
Shenqiu Project [Member]
Organization and Description of Business (Details) [Line Items]
Leasing fees																			$ 286,000	¥ 1,800,000